Description of Business and Basis of Presentation (Details Narrative) - USD ($)				1 Months Ended		3 Months Ended		4 Months Ended	12 Months Ended
	May 08, 2026	Jan. 13, 2026	Sep. 15, 2025	Sep. 30, 2025	Aug. 31, 2025	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Aug. 11, 2025	Mar. 22, 2024
Common stock par value						$ 0.0001		$ 0.0001	$ 0.0001
Net loss						$ 51,000		$ 51,450
Accumulated deficit						102,450		51,450	$ 51,450
Cash
Merger Agreement [Member]
Stockholder equity description		(i) $12.50 per share, the Sponsor will be entitled to 375,000 such shares and the SPV to 656,250 such shares; (ii) $15.00 per share, the Sponsor will be entitled to 375,000 such shares and the SPV to 656,250 such shares; and (iii) $17.50 per share, the Sponsor will be entitled to 375,000 such shares and the SPV to 656,250 such shares (in each case, measured for any 20 trading days within any consecutive 30 trading days during the earnout period)
Merger Agreement [Member] | Subsequent Event [Member]
Shares issued	7,875,000	3,093,750
[custom:StockIssuedDuringPeriodOfEarnoutSharesOne]		1,125,000
[custom:StockIssuedDuringPeriodOfEarnoutSharesTwo]		1,968,750
Benchmark Merger Sub I Inc [Member]
Consideration amount						$ 100		$ 100
Business acquisition percentage						100.00%		100.00%	100.00%
Benchmark Merger Sub Two Inc [Member]
Consideration amount								$ 100
Business acquisition percentage								100.00%	100.00%
Boost Run Holdings LLC [Member]
Business acquisition percentage												100.00%
Revenue						$ 10,956,000	$ 4,140,000		$ 26,887,000	$ 7,935,000
Net loss						4,118,000	$ (21,000)		16,274,000	212,000
Working capital deficit						71,495,000		$ 20,965,000	20,965,000
Cash								9,747,000	9,747,000
Lease liabilities								39,744,000	39,744,000
Accumulated deficit						21,157,000		17,039,000	17,039,000	765,000
Cash						13,241,000		9,747,000	$ 9,747,000	$ 335,000
Bridge loan						95,381,000
Boost Run Holdings LLC [Member] | Subsequent Event [Member]
Stock issued during the period , acquisitions	7,875,000
Cash withdrew	$ 8,500,000
Boost Run Holdings LLC [Member] | Boost Run Inc [Member]
Installment notes consideration			$ 8,500,000
Boost Run Holdings LLC [Member] | Boost Run Inc [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Volume-weighted average price			$ 12.50
Boost Run Holdings LLC [Member] | Boost Run Inc [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Volume-weighted average price			15.00
Boost Run Holdings LLC [Member] | Boost Run Inc [Member] | Share-Based Payment Arrangement, Tranche Three [Member]
Volume-weighted average price			17.50
Boost Run Holdings LLC [Member] | Common Class A and B [Member] | Boost Run Inc [Member]
Common stock par value			$ 10
Equity consideration			$ 441,500,000
Boost Run Holdings LLC [Member] | Common Class A [Member] | Maximum [Member]
Shares contingent upon stock performance			7,875,000
Boost Run Holdings LLC [Member] | August 2025 Warrant Cancellation Agreement [Member]
Shares issued					128
Boost Run Holdings LLC [Member] | Amended And Restated LLC Agreement [Member] | Common Class B [Member]
Units granted				506
Boost Run Holdings LLC [Member] | Bridge Loan Agreement [Member] | Subsequent Event [Member]
Cash withdrew											$ 5,000,000
Boost Run Holdings LLC [Member] | Merger Agreement [Member]
Shares issued		3,093,750
[custom:StockIssuedDuringPeriodOfEarnoutSharesOne]		1,125,000
[custom:StockIssuedDuringPeriodOfEarnoutSharesTwo]		1,968,750
Stockholder equity description		(i) $12.50 per share, the Sponsor will be entitled to 375,000 such shares and the SPV to 656,250 such shares; (ii) $15.00 per share, the Sponsor will be entitled to 375,000 such shares and the SPV to 656,250 such shares; and (iii) $17.50 per share, the Sponsor will be entitled to 375,000 such shares and the SPV to 656,250 such shares (in each case, measured for any 20 trading days within any consecutive 30 trading days during the earnout period).
Benchmark Merger Sub II LLC [Member]
Consideration amount						$ 100
Business acquisition percentage						100.00%
Common Stock [Member]
Net loss
Common Stock [Member] | Benchmark Merger Sub I Inc [Member]
Stock issued during the period , acquisitions						1,000		1,000
Common stock par value						$ 0.0001		$ 0.0001	$ 0.0001
Common Stock [Member] | Boost Run Holdings LLC [Member] | Common Class A [Member]
Shares issued